Private Placement Warrants (Details) - Schedule of Change in Fair Value of Warrant Liability - Warrant Liability [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Private Placement Warrants (Details) - Schedule of Change in Fair Value of Warrant Liability [Line Items]
Estimated fair value at Beginning	$ 86	$ 24
Change in estimated fair value	(79)	(2)
Estimated fair value at Ending	$ 7	$ 22